Segments (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Summary of Results for the Group's Segments

Set forth below are results for the Group’s segments for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31, 2025
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$214,083	$558,978	$123,995	$897,056
Total cruise operating expenses	(198,209)	(316,548)	(78,904)	(593,661)
Other operating expenses
Selling and administration	(111,009)	(94,502)	(38,351)	(243,862)
Depreciation and amortization	(25,151)	(33,925)	(9,724)	(68,800)
Total other operating expenses	(136,160)	(128,427)	(48,075)	(312,662)
Operating (loss) income	$(120,286)	$114,003	$(2,984)	$(9,267)

	Three Months Ended March 31, 2024
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$165,431	$447,680	$105,044	$718,155
Total cruise operating expenses	(162,251)	(267,409)	(74,265)	(503,925)
Other operating expenses
Selling and administration	(109,936)	(73,644)	(36,238)	(219,818)
Depreciation and amortization	(25,791)	(27,844)	(11,908)	(65,543)
Total other operating expenses	(135,727)	(101,488)	(48,146)	(285,361)
Operating (loss) income	$(132,547)	$78,783	$(17,367)	$(71,131)